PROPERTY AND EQUIPMENT, NET (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Total Property and Equipment, net	$ 1,123
National Holdings Investments Ltd [Member]
Electronic equipment		1,739
Less: accumulated depreciation		(367)
Total Property and Equipment, net		$ 1,372